Other Financial Data	12 Months Ended
Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Other Financial Data
13. Other Financial Data

Items charged to continuing operations during the years ended September 30, 2013, 2012 and 2011 included the following:

(Dollars in thousands)	2013	2012	2011
Salaries and wages (including fringes)	$151,805	138,192	129,572
Maintenance and repairs	4,368	4,248	3,568
Research and development (R&D) costs:
Company-sponsored	12,704	14,293	14,936
Customer-sponsored	15,014	9,171	8,527
Total R&D	27,718	23,464	23,463
Other engineering costs	7,715	12,217	7,406
Total R&D and other engineering costs	$35,433	35,681	30,869
As a % of net sales	7.2%	7.5%	6.8%

A reconciliation of the changes in accrued product warranty liability for the years ended September 30, 2013, 2012 and 2011 is as follows:

(Dollars in thousands)	2013	2012	2011
Balance as of October 1,	$1,536	2,120	1,967
Additions charged to expense	1,048	197	770
Deductions	(704)	(781)	(617)
Balance as of September 30,	$1,880	1,536	2,120